FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Price Risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 3,489
Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	2,630
Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	859
Metals in dore inventory [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	3,489
Metals in dore inventory [Member] | Silver [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	2,630
Metals in dore inventory [Member] | Gold [Member]
Disclosure of detailed information about financial instruments [line items]
Effect of a 10% change in metal prices	$ 859